Intangible Assets - Schedule of Amortization of Intangible Assets (Details) - Internal-Use Software [Member]	Mar. 31, 2026 USD ($)
Schedule of Amortization of Intangible Assets [Line Items]
2027	$ 1,595,167
2028 and thereafter
Amortization of intangible assets	$ 1,595,167